GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending June 30, 2002 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

AIM Growth Series - AIM Small Cap Growth Fund
File No 811-02699
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000950129-02-004386

The Alger American Fund
File No. 811-0550
Form N-30D
Filed via EDGAR and accepted on August 22, 2002
Accession No. 0000930413-02-002633

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000827060-02-000024

Fidelity Variable Insurance Products Fund
File No. 811-03329
Form N-30D
Filed via EDGAR and accepted on August 20, 2002
Accession No. 0000356494-02-000018

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on August 20, 2002
Accession No. 0000831016-02-000020

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 21, 2002
Accession No. 0001012709-02-001187

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000356476-02-000044

Pioneer Variable Contracts Trust
File No. 811-08786
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000831120-02-000074

RS Investment Trust
File No. 811-05159
Form N-30D
Filed via EDGAR and accepted on August 26, 2002
Accession No. 0000912057-02-033468

SteinRoe Variable Investment Trust
File No. 811-05199
Form N-30D
Filed via EDGAR and accepted on September 4, 2002
Accession No. 0000912057-02-034468